Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed statements of cash flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash (used in) provided by operating activities	$ (5,297,395)	$ (11,864,607)	$ (11,296,430)
Net cash (used in) provided investing activities	611,876	(7,082,935)	(12,775,028)
Net cash (used in) provided by financing activities	60,687	(142,161)	2,811,052
Net decrease in cash and cash equivalents	(5,880,146)	(17,953,581)	(20,601,754)
Cash and cash equivalents, beginning of year	40,921,818	58,875,399	79,477,153
Cash and cash equivalents, end of year	35,041,672	40,921,818	58,875,399
Parent Company [Member]
Net cash (used in) provided by operating activities	(9,686,327)	59,372	(1,984,322)
Net cash (used in) provided investing activities	12,649,839	(9,886,907)	(41,980,867)
Net cash (used in) provided by financing activities	(4,642,688)	(1,395,171)	31,164,425
Net decrease in cash and cash equivalents	(1,679,176)	(11,222,706)	(12,800,764)
Cash and cash equivalents, beginning of year	5,506,797	16,729,503	29,530,267
Cash and cash equivalents, end of year	$ 3,827,621	$ 5,506,797	$ 16,729,503